Notes Payable - Related Parties - Schedule of Future Minimum Principal Payments of Notes Payable Related Party (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
2018	$ 518,265	$ 360,496
2019	639,622	619,811
TOTAL	1,157,887	980,307
Notes Payable, Other Payables [Member]
2018	195,094	38,307
2019	330,079	319,870
2020	12,093
TOTAL	$ 537,266	$ 358,177